New Standards, Interpretations and Amendments Adopted by the Group (Details 1) - USD ($) $ in Thousands	Sep. 30, 2018	Jan. 02, 2018	Dec. 31, 2017
Current Assets
Trade receivables	$ (416,587)		$ (385,778)
Prepaid expenses and other accounts receivable	48,628
Long term assets
Prepaid expenses and other accounts receivable	20,528
Current Liabilities
Deferred revenue and customer advances	59,212
Other accounts payable	60,238
Equity
AccumulatedRetained earnings	(256,671)		(239,156)
Other components of equity - Non-controlling interests	(436,665)		$ (413,720)
Reversal of the opening balance adjustment due to IFRS 15 [Member]
Current Assets
Trade receivables		$ (20)
Prepaid expenses and other accounts receivable		(629)
Long term assets
Prepaid expenses and other accounts receivable
Current Liabilities
Deferred revenue and customer advances		1,397
Other accounts payable		(231)
Equity
AccumulatedRetained earnings		(874)
Other components of equity - Non-controlling interests		$ (941)
Adjustment due to adoption of IFRS 15 in current period [member]
Current Assets
Trade receivables	(2,568)
Prepaid expenses and other accounts receivable	1,715
Long term assets
Prepaid expenses and other accounts receivable	(1,317)
Current Liabilities
Deferred revenue and customer advances	2,146
Other accounts payable	(113)
Equity
AccumulatedRetained earnings	(2,210)
Other components of equity - Non-controlling interests	(1,993)
Previous standards [Member]
Current Assets
Trade receivables	413,999
Prepaid expenses and other accounts receivable	49,714
Long term assets
Prepaid expenses and other accounts receivable	19,211
Current Liabilities
Deferred revenue and customer advances	62,755
Other accounts payable	59,894
Equity
AccumulatedRetained earnings	253,587
Other components of equity - Non-controlling interests	$ 433,731